Average Annual Total Returns - Carillon Eagle Growth & Income Fund	Mar. 01, 2021
SP500174IndexIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class I
Average Annual Return:
1 Year	6.60%
5 Years	11.94%
10 Years	10.76%
Since Inception
Inception Date	Mar. 18, 2009
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	5.22%
5 Years	10.27%
10 Years	9.51%
Since Inception
Inception Date	Mar. 18, 2009
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.76%
5 Years	9.24%
10 Years	8.64%
Since Inception
Inception Date	Mar. 18, 2009
Class R-3
Average Annual Return:
1 Year	6.02%
5 Years	11.30%
10 Years	10.99%
Since Inception
Inception Date	Sep. 30, 2009
Class R-5
Average Annual Return:
1 Year	6.59%
5 Years	11.91%
10 Years	10.68%
Since Inception
Inception Date	Dec. 28, 2009
Class R-6
Average Annual Return:
1 Year	6.69%
5 Years	11.96%
10 Years
Since Inception	12.03%
Inception Date	Aug. 15, 2011
Class R-6 | SP500174IndexIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	15.25%
Inception Date	Aug. 15, 2011
Class Y
Average Annual Return:
1 Year	6.23%
5 Years
10 Years
Since Inception	9.78%
Inception Date	Nov. 20, 2017
Class Y | SP500174IndexIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	14.99%
Inception Date	Nov. 20, 2017
Class A
Average Annual Return:
1 Year	1.27%
5 Years	10.55%
10 Years	9.91%
Since Inception
Inception Date	Dec. 15, 2086
Class C
Average Annual Return:
1 Year	5.58%
5 Years	10.79%
10 Years	9.63%
Since Inception
Inception Date	Apr. 03, 2095